Related Party Transactions - Schedule of Trade Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade Transactions with Related Parties [Line Items]
Related party balances offset by unpaid dividends payable				$ 2,181,473
Accoplus Limited [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Marketing expenses to related parties		36,462	20,288	35,058
Accolade IP Limited [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Marketing expenses to related parties		86,494	76,636	166,468
Related party balances offset by unpaid dividends payable	[1]			1,152,998
Winxam Consultancy Pte Limited [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Services fee to a related parties				27,870
Related Party [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Services fee to a related parties				216,729
Marketing expenses to related parties		122,956	96,924	201,526
Related party balances offset by unpaid dividends payable				2,181,473
Winxam Consultancy Pte Ltd [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Professional fee to a related party		6,457	5,959	445
Mr. Yuen Yuk, HAU [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Related party balances offset by unpaid dividends payable	[1]			1,028,475
Accounting Services [Member] | Accoplus Limited [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Services income from a related party			83
Corporate Secretarial Services [Member] | Accoplus Limited [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Services income from a related party		37,303	36,559	56,856
IP Registration Services [Member] | Accolade IP Limited [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Services fee to a related parties		194,736	289,142	$ 188,859
IP Registration Services [Member] | Winxam Consultancy Pte Limited [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Services fee to a related parties			4,343
IP Registration Services [Member] | Related Party [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Services fee to a related parties		$ 194,736	$ 293,485

[1]	For the years ended June 30, 2026, 2025 and 2024, the Company’s subsidiaries declared dividend of approximately Nil, Nil, and US$1,959,678 respectively. These dividends declared are partially settled in cash, amounting to Nil, Nil and US$34,615 for the years ended June 30, 2026, 2025 and 2024, respectively. For the year ended June 30, 2026 and 2025, the remaining amount of the declared dividends are used to offset against the amount due from Mr. Yuen Yuk, HAU and Accolade IP Limited.